Marketable debt securities	12 Months Ended
Dec. 31, 2019
Marketable debt securities
Marketable debt securities

21. Marketable debt securities

a)   Breakdown

The breakdown by classification, type and currency of issue of Marketable debt securities is as follows:

	12/31/2018	12/31/2019

Classification:
Other financial liabilities at fair value through profit or loss	4,750	3,246
Financial liabilities at amortized cost	98,312	111,211
	103,062	114,457
Type:
Certificates of deposit (unsecured)	22,433	37,823
Senior Unsecured Notes	19,590	18,849
Structured bank bonds	5,376	4,797
Promissory notes	35,831	23,314
Unsecured bonds	19,717	29,674
Mortgage-backed bonds	115	—
	103,062	114,457
Currency:
Peso	76,075	89,233
USD	26,987	25,224
	103,062	114,457

Note 45.a includes a breakdown of the remaining maturity periods of Marketable debt securities. In addition, Note 45.d contains the fair value amounts of these liabilities classified as Marketable debt securities - Financial liabilities at amortized cost.

b)   Changes in Marketable debt securities classified as Financial liabilities at fair value through profit or loss

The changes in Marketable debt securities classified as Financial liabilities at fair value through profit or loss were as follows:

	2018	2019

Beginning balance	10,504	4,750
Issues	1,243	983
Of which:
Structured bank bonds	1,243	983
Of which:
Banco Santander México	1,243	983
Redemptions	(6,715)	(2,914)
Of which:
Structured bank bonds	(6,715)	(2,914)
Of which:
Banco Santander México	(6,715)	(2,914)
Changes in fair value	(282)	427
Balance at year-end	4,750	3,246

c)   Changes in Marketable debt securities classified as Financial liabilities at amortized cost

The changes in Marketable debt securities classified as Financial liabilities at amortized cost were as follows:

	2018	2019

Beginning balance	85,792	98,312
Issues	2,458,603	1,668,170
Of which:
Certificates of deposit (unsecured)	54,486	42,195
Structured bank bonds	10,710	24,728
Promissory notes	2,382,790	1,591,247
Unsecured bonds	10,617	10,000
Of which:
Banco Santander México	2,458,603	1,668,170
Redemptions	(2,446,455)	(1,654,767)
Of which:
Certificates of deposit (unsecured)	(59,578)	(26,883)
Structured bank bonds	(10,294)	(23,765)
Promissory notes	(2,370,551)	(1,604,004)
Unsecured bonds	(6,000)	—
Mortgage backed bonds	(32)	(115)
Of which:
Banco Santander México	(2,446,422)	(1,654,652)
Santander Vivienda	(32)	(115)
Accrued interest	(31)	609
Effect of changes in foreign exchange rates	403	(1,113)
Balance at year-end	98,312	111,211

d)   Other disclosures

Issuance program

In April 2007, the Board of Directors authorized an issuance program for up to USD 4,000 million of different types of instruments denominated in pesos, USD, euros or UDIS, up to 30 years. In October 2010, the Board of Directors renewed this authorization.

In October 2011, the Board of Directors authorized to increase the amount of issuance program up to USD 6,500 million. In October 2013, the Board of Directors endorsed the total amount of issuance program, establishing that the maximum term of the issuances must be 15 years.

In February 2017 the CNBV authorized an issuance of structured bank bonds, up to USD 10,000 million with the maximum term of 15 years.

In August 2019, the CNBV authorized an issuance program of structured bank bonds, up to USD 20,000 million, with a maturity period of 15 years.

As of December 31, 2018, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	8	01/02/2019	8.14%
Certificates of deposit (unsecured)	15	01/03/2019	8.14%
Certificates of deposit (unsecured)	28	01/04/2019	8.14%
Certificates of deposit (unsecured)	28	01/07/2019	8.15%
Certificates of deposit (unsecured)	23	01/08/2019	8.14%
Certificates of deposit (unsecured)	26	01/09/2019	8.16%
Certificates of deposit (unsecured)	21	01/10/2019	8.16%
Certificates of deposit (unsecured)	16	01/11/2019	8.15%
Certificates of deposit (unsecured)	22	01/14/2019	8.15%
Certificates of deposit (unsecured)	19	01/15/2019	8.15%
Certificates of deposit (unsecured)	12	01/16/2019	8.17%
Certificates of deposit (unsecured)	20	01/17/2019	8.17%
Certificates of deposit (unsecured)	1,050	01/17/2019	8.12%
Certificates of deposit (unsecured)	20	01/18/2019	8.18%
Certificates of deposit (unsecured)	23	01/21/2019	8.36%
Certificates of deposit (unsecured)	21	01/22/2019	8.38%
Certificates of deposit (unsecured)	16	01/23/2019	8.38%
Certificates of deposit (unsecured)	28	01/24/2019	8.38%
Certificates of deposit (unsecured)	19	01/25/2019	8.39%
Certificates of deposit (unsecured)	34	01/28/2019	8.40%
Certificates of deposit (unsecured)	24	01/29/2019	8.13%
Certificates of deposit (unsecured)	39	01/30/2019	8.14%
Certificates of deposit (unsecured)	65	01/31/2019	8.14%
Certificates of deposit (unsecured)	1,000	02/08/2019	8.12%
Certificates of deposit (unsecured)	60	02/11/2019	8.38%
Certificates of deposit (unsecured)	900	02/15/2019	8.12%
Certificates of deposit (unsecured)	1,000	02/08/2019	8.38%
Certificates of deposit (unsecured)	700	02/25/2019	8.12%
Certificates of deposit (unsecured)	1,500	03/15/2019	8.12%
Certificates of deposit (unsecured)	1,500	03/26/2019	8.44%
Certificates of deposit (unsecured)	550	02/01/2019	8.34%
Certificates of deposit (unsecured)	1,000	05/16/2019	8.12%
Certificates of deposit (unsecured)	800	06/13/2019	8.12%
Certificates of deposit (unsecured)	9	06/20/2019	8.89%
Certificates of deposit (unsecured)	12	06/21/2019	8.89%
Certificates of deposit (unsecured)	26	06/24/2019	8.90%
Certificates of deposit (unsecured)	8	06/25/2019	8.89%
Certificates of deposit (unsecured)	23	06/26/2019	8.91%
Certificates of deposit (unsecured)	40	06/27/2019	8.91%
Certificates of deposit (unsecured)	40	06/28/2019	8.90%
Certificates of deposit (unsecured)	80	07/01/2019	8.90%
Certificates of deposit (unsecured)	23	07/02/2019	8.90%
Certificates of deposit (unsecured)	36	07/03/2019	8.92%
Certificates of deposit (unsecured)	43	07/04/2019	8.92%
Certificates of deposit (unsecured)	1,200	07/04/2019	8.12%
Certificates of deposit (unsecured)	43	07/05/2019	8.93%
Certificates of deposit (unsecured)	51	07/08/2019	9.11%
Certificates of deposit (unsecured)	57	07/09/2019	9.13%
Certificates of deposit (unsecured)	66	07/10/2019	9.13%
Certificates of deposit (unsecured)	48	07/11/2019	9.13%
Certificates of deposit (unsecured)	36	07/12/2019	9.14%
Certificates of deposit (unsecured)	52	07/15/2019	9.15%
Certificates of deposit (unsecured)	41	07/16/2019	8.88%
Certificates of deposit (unsecured)	33	07/17/2019	8.88%
Certificates of deposit (unsecured)	43	07/18/2019	8.89%
Certificates of deposit (unsecured)	46	07/19/2019	8.89%
Certificates of deposit (unsecured)	1,000	07/19/2019	8.12%
Certificates of deposit (unsecured)	39	07/22/2019	8.90%
Certificates of deposit (unsecured)	28	07/23/2019	8.89%
Certificates of deposit (unsecured)	41	07/24/2019	8.91%
Certificates of deposit (unsecured)	500	07/24/2019	8.12%
Certificates of deposit (unsecured)	40	07/25/2019	8.91%
Certificates of deposit (unsecured)	34	07/26/2019	8.90%
Certificates of deposit (unsecured)	43	07/29/2019	8.90%
Certificates of deposit (unsecured)	50	07/25/2019	8.36%
Certificates of deposit (unsecured)	66	07/30/2019	8.90%
Certificates of deposit (unsecured)	92	07/31/2019	8.92%
Certificates of deposit (unsecured)	32	08/01/2019	8.92%
Certificates of deposit (unsecured)	200	08/01/2019	8.40%
Certificates of deposit (unsecured)	18	08/02/2019	8.93%
Certificates of deposit (unsecured)	32	08/05/2019	9.11%
Certificates of deposit (unsecured)	20	08/06/2019	9.13%
Certificates of deposit (unsecured)	52	08/07/2019	9.13%
Certificates of deposit (unsecured)	71	08/08/2019	9.13%
Certificates of deposit (unsecured)	2,000	06/13/2019	8.12%
Certificates of deposit (unsecured)	1	08/13/2019	8.88%
Certificates of deposit (unsecured)	350	08/22/2019	8.39%
Certificates of deposit (unsecured)	600	08/28/2019	8.12%
Certificates of deposit (unsecured)	1,700	09/02/2019	8.12%
Certificates of deposit (unsecured)	500	09/25/2019	8.40%
Certificates of deposit (unsecured)	600	09/27/2019	8.41%
Certificates of deposit (unsecured)-USD	1	01/04/2019	0.98%
Certificates of deposit (unsecured)-USD	2	05/03/2019	0.98%
Certificates of deposit (unsecured)-USD	1,100	11/08/2019	8.12%
Certificates of deposit (unsecured)-USD	112	01/04/2019	2.00%
Certificates of deposit (unsecured)-USD	13	03/04/2019	1.50%
Certificates of deposit (unsecured)-USD	13	05/16/2019	1.51%
Certificates of deposit (unsecured)-USD	22	09/30/2019	1.70%
Certificates of deposit (unsecured)-USD	33	11/20/2019	1.75%
Certificates of deposit (unsecured)-USD	1	11/20/2019	1.75%
Certificates of deposit (unsecured)-USD	12	11/20/2019	1.75%
Certificates of deposit (unsecured)-USD	12	11/20/2019	1.75%
Certificates of deposit (unsecured)-USD	12	11/29/2019	1.75%
Certificates of deposit (unsecured)-USD	22	12/17/2019	1.75%
Certificates of deposit (unsecured)-USD	105	12/24/2019	1.75%
Certificates of deposit (unsecured)-USD	4	05/16/2019	1.65%
Certificates of deposit (unsecured)-USD	4	05/16/2019	1.65%
Certificates of deposit (unsecured)-USD	4	05/16/2019	1.65%
Certificates of deposit (unsecured)-USD	4	05/16/2019	1.65%
Certificates of deposit (unsecured)-USD	58	12/24/2019	1.85%
Certificates of deposit (unsecured)-USD	77	12/24/2019	1.75%
	22,363
Accrued interest	70
	22,433

Senior Unsecured Notes	19,482	11/09/2022	4.125%
Accrued interest	108
	19,590

Structured bank bonds	16	02/20/2020	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	139	10/15/2019	9.54%
Structured bank bonds	13	01/04/2019	0.25%
Structured bank bonds	32	01/14/2019	0.25%
Structured bank bonds	27	01/18/2019	0.25%
Structured bank bonds	10	01/09/2019	11.00%
Structured bank bonds	16	01/25/2019	0.25%
Structured bank bonds	40	01/08/2019	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	24	01/10/2019	12.00%
Structured bank bonds	25	01/10/2019	12.00%
Structured bank bonds	60	01/10/2019	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	39	01/03/2019	6.34%
Structured bank bonds	70	01/03/2019	12.23%
Structured bank bonds	10	01/18/2019	12.00%
Structured bank bonds	59	01/11/2019	5.81%
Structured bank bonds	25	02/01/2019	0.25%
Structured bank bonds	15	02/05/2019	11.00%
Structured bank bonds(*)	43	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	201	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	742	10/23/2020	TIIE
Structured bank bonds(*)	430	10/26/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	19	11/07/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	8	11/05/2020	TIIE
Structured bank bonds(*)	163	11/14/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	118	11/23/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	154	12/14/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	11	02/14/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	40	02/23/2021	TIIE
Structured bank bonds(*)	23	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	5	03/16/2021	TIIE
Structured bank bonds(*)	20	05/23/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	11	03/27/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	18	04/03/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	111	04/26/2019	Guaranteed rate subject to SX7E
Structured bank bonds(*)	49	04/26/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	6	04/26/2019	Guaranteed rate subject to SX7E
Structured bank bonds(*)	17	05/12/2021	TIIE
Structured bank bonds(*)	1	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	27	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	212	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	57	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	287	04/23/2021	TIIE
Structured bank bonds(*)	99	09/04/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	14	12/19/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	21	10/03/2019	Guaranteed rate subject to NKY and SXE
Structured bank bonds(*)	5	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	10	06/26/2019	TIIE
Structured bank bonds(*)	55	05/24/2021	TIIE
Structured bank bonds(*)	91	09/25/2019	TIIE
Structured bank bonds(*)	94	10/16/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	117	02/21/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	37	12/27/2019	Guaranteed rate subject to SX7E
Structured bank bonds(*)	15	02/20/2020	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	19	03/05/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	55	03/01/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	29	03/27/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	263	06/02/2020	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	527	03/25/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	68	11/22/2019	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	15	06/27/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	117	06/24/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	120	05/29/2019	Guaranteed rate subject to S&P 500 and IPC
Structured bank bonds(*)	10	07/11/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	10	07/30/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	10	07/30/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	177	05/17/2019	Guaranteed rate subject to Euro STOXX 50
	5,371
Transaction costs and accrued interest (net)	5
	5,376

Promissory notes	1,385	08/08/2019	8.33%
Promissory notes	461	08/21/2019	8.38%
Promissory notes	1,291	08/20/2019	8.38%
Promissory notes	646	09/06/2019	8.35%
Promissory notes	830	09/17/2019	8.39%
Promissory notes	861	04/09/2019	8.22%
Promissory notes	2,109	05/31/2019	8.66%
Promissory notes	3,500	01/03/2019	8.25%
Promissory notes	3,500	01/03/2019	8.25%
Promissory notes	2,990	01/07/2019	8.25%
Promissory notes	2,990	01/07/2019	8.25%
Promissory notes	2,519	01/07/2019	8.25%
Promissory notes	3,477	01/24/2019	8.67%
Promissory notes	3,477	01/24/2019	8.67%
Promissory notes	3,047	01/24/2019	8.67%
Promissory notes	2,500	01/30/2019	8.25%
Promissory notes	65	01/07/2019	8.20%
	35,648
Accrued interest	183
	35,831

Unsecured bonds	1,700	03/09/2021	8.91%
Unsecured bonds	4,000	06/14/2021	TIIE + 38 basis points
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	6,484	02/10/2020	London Inter-Bank Offered Rate (LIBOR) + 20 basis points
Unsecured bonds	4,461	05/06/2022	TIIE + 15 basis points
	19,645
Accrued interest	72
	19,717

Mortgage-backed bonds	100	05/25/2032	5.00%
Mortgage-backed bonds	15	05/25/2032	6.40%
	115
Accrued interest	—
	115

(*)Marketable debt securities classified as financial liabilities at fair value through profit or loss.

As of December 31, 2019, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	1,000	12/16/2020	7.74%
Certificates of deposit (unsecured)	500	12/16/2020	7.59%
Certificates of deposit (unsecured)	300	12/11/2020	7.60%
Certificates of deposit (unsecured)	700	12/11/2020	7.75%
Certificates of deposit (unsecured)	1,100	11/09/2020	7.78%
Certificates of deposit (unsecured)	500	09/24/2020	7.47%
Certificates of deposit (unsecured)	1,000	11/20/2020	7.72%
Certificates of deposit (unsecured)	2,000	10/26/2020	7.59%
Certificates of deposit (unsecured)	2,500	10/08/2020	7.79%
Certificates of deposit (unsecured)	250	09/30/2020	7.58%
Certificates of deposit (unsecured)	200	09/15/2020	7.60%
Certificates of deposit (unsecured)	1,150	09/11/2020	7.60%
Certificates of deposit (unsecured)	2,000	09/02/2020	7.76%
Certificates of deposit (unsecured)	1,300	08/27/2020	7.64%
Certificates of deposit (unsecured)	2,000	07/09/2020	7.59%
Certificates of deposit (unsecured)	500	09/25/2020	7.72%
Certificates of deposit (unsecured)	1,000	07/20/2020	7.89%
Certificates of deposit (unsecured)	1,600	07/03/2020	7.94%
Certificates of deposit (unsecured)	1,000	06/30/2020	7.74%
Certificates of deposit (unsecured)	1,000	06/18/2020	7.81%
Certificates of deposit (unsecured)	4,000	06/05/2020	7.74%
Certificates of deposit (unsecured)	1,500	06/04/2020	7.59%
Certificates of deposit (unsecured)	2,500	05/06/2020	7.76%
Certificates of deposit (unsecured)	900	04/08/2020	7.95%
Certificates of deposit (unsecured)	1,500	03/24/2020	7.59%
Certificates of deposit (unsecured)	300	03/12/2020	7.75%
Certificates of deposit (unsecured)	400	02/14/2020	7.59%
Certificates of deposit (unsecured)	1,000	02/11/2020	7.59%
Certificates of deposit (unsecured)	125	02/10/2020	7.77%
Certificates of deposit (unsecured)	400	02/07/2020	7.77%
Certificates of deposit (unsecured)	300	02/13/2020	7.75%
Certificates of deposit (unsecured)	50	01/22/2020	7.54%
Certificates of deposit (unsecured)	1,100	01/10/2020	7.59%
Certificates of deposit (unsecured)	400	01/10/2020	7.77%
Certificates of deposit (unsecured)	1,550	01/08/2020	7.78%
Certificates of deposit (unsecured)-USD	13	03/03/2020	1.75%
Certificates of deposit (unsecured)-USD	13	05/15/2020	1.75%

	37,650
Accrued interest	172
	37,823

Senior Unsecured Notes	18,744	11/09/2022	4.125%
Accrued interest	105
	18,849

Structured bank bonds(*)	7	03/17/2022	TIIE
Structured bank bonds(*)	54	03/17/2022	TIIE
Structured bank bonds(*)	56	03/26/2021	9.50%
Structured bank bonds(*)	6	03/17/2022	TIIE
Structured bank bonds(*)	159	03/08/2021	9.50%
Structured bank bonds(*)	2	03/17/2022	TIIE
Structured bank bonds(*)	46	02/23/2021	TIIE
Structured bank bonds(*)	30	05/24/2021	TIIE
Structured bank bonds(*)	6	03/16/2021	TIIE
Structured bank bonds(*)	212	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	294	04/23/2021	TIIE
Structured bank bonds(*)	156	01/28/2021	10.00%
Structured bank bonds(*)	441	10/26/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	773	10/23/2020	TIIE
Structured bank bonds(*)	9	11/05/2020	TIIE
Structured bank bonds(*)	114	06/26/2020	Guaranteed rate subject to IPC
Structured bank bonds(*)	276	06/02/2020	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	121	03/25/2020	TIIE
Structured bank bonds(*)	137	03/23/2020	TIIE
Structured bank bonds(*)	13	02/20/2020	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	19	05/12/2021	TIIE
Structured bank bonds(*)	5	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	24	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	180	12/14/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	115	11/23/2020	Guaranteed rate subject to SXDP
Structured bank bonds	66	09/25/2020	2.50%
Structured bank bonds	20	09/18/2020	2.50%
Structured bank bonds	196	06/26/2020	4.00%
Structured bank bonds	30	06/15/2020	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	19	03/27/2020	5.00%
Structured bank bonds	50	03/27/2020	5.00%
Structured bank bonds	11	02/20/2020	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	81	09/01/2020	2.50%
Structured bank bonds	25	09/30/2020	2.50%
Structured bank bonds	40	01/29/2020	12.00%
Structured bank bonds	25	01/27/2020	12.00%
Structured bank bonds	24	01/24/2020	10.00%
Structured bank bonds	500	01/21/2020	12.00%
Structured bank bonds	105	01/17/2020	13.00%
Structured bank bonds	15	01/16/2020	11.69%
Structured bank bonds	114	01/16/2020	12.23%
Structured bank bonds	19	01/16/2020	13.00%
Structured bank bonds	10	01/16/2020	11.61%
Structured bank bonds	27	01/14/2020	12.00%
Structured bank bonds	12	01/10/2020	14.50%
Structured bank bonds	40	01/07/2020	10.48%
Structured bank bonds	57	01/03/2020	3.17%
Structured bank bonds	57	01/03/2020	3.02%
	4,797
Transaction costs and accrued interest (net)	-
	4,797

Promissory notes	500	11/30/2020	7.25%
Promissory notes	2,000	10/05/2020	7.23%
Promissory notes	1,500	04/15/2020	8.42%
Promissory notes	1,500	04/13/2020	8.42%
Promissory notes	1,000	03/20/2020	8.45%
Promissory notes	921	03/19/2020	8.45%
Promissory notes	500	03/17/2020	8.45%
Promissory notes	500	03/09/2020	8.55%
Promissory notes	200	02/17/2020	7.00%
Promissory notes	2,700	01/17/2020	7.25%
Promissory notes	70	01/06/2020	7.25%
Promissory notes	11,500	01/03/2020	7.25%
	22,891
Accrued interest	423
	23,314

Unsecured bonds	7,150	03/30/2026	8.95%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	2,850	04/04/2022	TIIE + 10 basis points
Unsecured bonds	4,461	05/06/2022	TIIE + 15 basis points
Unsecured bonds	4,000	06/14/2021	TIIE + 38 basis points
Unsecured bonds	1,700	03/09/2021	8.91%
Unsecured bonds	6,224	02/10/2020	LIBOR + 20 basis points
	29,385
Accrued interest	289
	29,674

(*)Marketable debt securities classified as financial liabilities at fair value through profit or loss.